Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 775	$ 827
Other Comprehensive Income (Loss), Before Tax	(82)	(54)
Income Tax (Expense) Recovery	(9)	2
Ending balance	684	775
Pension and Other Post-Retirement Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	(10)	(2)
Other Comprehensive Income (Loss), Before Tax	47	(10)
Income Tax (Expense) Recovery	(9)	2
Ending balance	28	(10)
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	27	27
Other Comprehensive Income (Loss), Before Tax	0	0
Income Tax (Expense) Recovery	0	0
Ending balance	27	27
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	758	802
Other Comprehensive Income (Loss), Before Tax	(129)	(44)
Income Tax (Expense) Recovery	0	0
Ending balance	$ 629	$ 758